UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2010
Date of reporting period: February 28, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments ▪ February 28, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (96.7%)
	Air Freight & Logistics (2.3%)
194,025	Expeditors International of Washington, Inc.	$7,076,092

	Capital Markets (3.5%)
149,458	Greenhill & Co., Inc.	10,678,774

	Chemicals (3.8%)
162,839	Monsanto Co.	11,504,575

	Computers & Peripherals (10.0%)
102,207	Apple, Inc. (a)	20,913,596
315,145	Teradata Corp. (a)	9,608,771

		30,522,367

	Distributors (3.9%)
2,532,465	Li & Fung Ltd. (Bermuda) (b)	11,777,921

	Diversified Financial Services (7.0%)
952,897	BM&F BOVESPA SA (Brazil)	6,206,238
283,234	Leucadia National Corp. (a)	6,723,975
281,140	MSCI, Inc. (Class A) (a)	8,428,577

		21,358,790

	Health Care Technology (2.6%)
214,279	athenahealth, Inc. (a)	7,894,038

	Hotels, Restaurants & Leisure (6.9%)
318,684	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	12,183,289
139,227	Wynn Resorts Ltd.	8,850,661

		21,033,950

	Information Technology Services (5.8%)
51,660	Mastercard, Inc. (Class A)	11,590,954
424,055	Redecard SA (Brazil)	6,166,708

		17,757,662

	Internet & Catalog Retail (6.7%)
173,423	Amazon.com, Inc. (a)	20,533,283

	Internet Software & Services (18.2%)
27,800	Baidu, Inc. (ADR) (Cayman Islands) (a)	14,419,304
38,646	Google, Inc. (Class A) (a)	20,358,713
1,056,100	Tencent Holdings Ltd. (Cayman Islands) (b)	20,707,976

		55,485,993

	Life Sciences Tools & Services (5.4%)
228,281	Illumina, Inc. (a)	8,291,166
128,929	Techne Corp.	8,241,142

		16,532,308

	Oil, Gas & Consumable Fuels (6.4%)
160,887	Range Resources Corp.	8,142,491
252,028	Ultra Petroleum Corp. (Canada) (a)	11,525,241

		19,667,732

	Professional Services (5.3%)
186,168	CoStar Group, Inc. (a)	7,325,711
311,122	Verisk Analytics, Inc. (Class A) (a)	8,804,752

		16,130,463

	Real Estate Management & Development (3.8%)
493,288	Brookfield Asset Management, Inc. (Class A) (Canada)	11,676,127

	Semiconductors & Semiconductor Equipment (2.0%)
330,731	Tessera Technologies, Inc. (a)	5,939,929

	Software (3.1%)
140,733	Salesforce.com, Inc. (a)	9,562,807

	Total Common Stocks (Cost $249,166,921)	295,132,811

	Convertible Preferred Stocks (0.6%)
	Auto-Cars/Light Trucks
580,266	Better PLC, LLC (c)(d)	1,740,798

	Total Convertible Preferred Stocks (Cost $1,740,798)	$1,740,798

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments ▪ February 28, 2010 (unaudited) continued

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (3.5%)
	Investment Company
10,751	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $10,750,947)		10,750,947

	Total Investments (Cost $261,658,666) (f)	100.8%	307,624,556
	Liabilities in Excess of Other Assets	(0.8)	(2,300,974)

	Net Assets	100.0%	$305,323,582

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	Securities with a total market value equal to $1,740,798 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Capital Opportunities Trust
Notes to the Portfolio of Investments ▪ February 28, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
INVESTMENT TYPE
Common Stocks
Air Freight & Logistics	$7,076,092	$7,076,092	—	—
Capital Markets	10,678,774	10,678,774	—	—
Chemicals	11,504,575	11,504,575	—	—
Computers & Peripherals	30,522,367	30,522,367	—	—
Distributors	11,777,921	11,777,921	—	—
Diversified Financial Services	21,358,790	21,358,790	—	—
Health Care Technology	7,894,038	7,894,038	—	—
Hotels, Restaurants & Leisure	21,033,950	21,033,950	—	—
Information Technology Services	17,757,662	17,757,662	—	—
Internet & Catalog Retail	20,533,283	20,533,283	—	—
Internet Software & Services	55,485,993	55,485,993	—	—
Life Sciences Tools & Services	16,532,308	16,532,308	—	—
Oil, Gas & Consumable Fuels	19,667,732	19,667,732	—	—
Professional Services	16,130,463	16,130,463	—	—
Real Estate Management & Development	11,676,127	11,676,127	—	—
Semiconductors & Semiconductor Equipment	5,939,929	5,939,929	—	—
Software	9,562,807	9,562,807	—	—

Total Common Stocks	295,132,811	295,132,811	—	—

Convertible Preferred Stock	1,740,798	—	—	$1,740,798
Short-Term Investment — Investment Company	10,750,947	10,750,947	—	—

Total	$307,624,556	$305,883,758	—	$1,740,798

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS
IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$1,740,798
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$1,740,798

Net change in unrealized appreciation/depreciation from investments still held as of February 28, 2010	$—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Capital Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 2010